Sales (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
One customer [member]
SalesLineItems [Line Items]
Percentage of sales	33.00%	57.00%
Two customers [member]
SalesLineItems [Line Items]
Percentage of sales	12.00%
Three customers [member]
SalesLineItems [Line Items]
Percentage of sales	10.00%